Deferred Taxes (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Deferred Tax Assets and Liabilities [Line Items]
Provisions	$ 105.9	$ 96.1
Costs capitalized for tax	11.5	5.9
Property, plant and equipment	26.1	27.2
Retirement Plans	99.7	79.8
Tax receivables, principally NOL's	104.9	80.8
Deferred tax assets before allowances	348.1	289.8
Valuation allowances	(44.8)	(41.7)	(30.1)	(54.2)
Total	303.3	248.1
Acquired intangibles	(29.2)	(31.9)
Statutory tax allowances	(1.5)	(2.1)
Insurance deposit	(7.5)	(7.6)
Distribution taxes	(43.0)	(32.0)
Other	(2.5)	(1.4)
Total	(83.7)	(75.0)
Net deferred tax asset	$ 219.6	$ 173.1